Related Party Transactions - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transactions
Amounts due from related parties (i)	$ 339,787	¥ 2,365,528	¥ 1,019,033
Amounts due to related parties	215,877	1,502,892	478,113
Tencent Group
Related Party Transactions
Amounts due from related parties (i)	273,750	1,905,793	1,018,963
Amounts due to related parties	215,877	1,502,892	458,147
Ningbo Hexin Equity Investment Partnership
Related Party Transactions
Amounts due from related parties (i)	$ 66,022	¥ 459,632
Toshare Group Holding Limited
Related Party Transactions
Amounts due to related parties			¥ 19,966